Basis of Presentation - Schedule of Amendment of Prior Year Financial Information to Correct Immaterial Error (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015
Consolidated Statements of Income
Net income	$ 11,121	$ 27,420	$ 30,515	$ 50,504	$ 98,094
Basic earnings per share	$ 0.20	$ 0.50	$ 0.55	$ 0.91
Diluted earnings per share	$ 0.20	$ 0.49	$ 0.55	$ 0.91
Consolidated Statements of Comprehensive Income
Net income	$ 11,121	$ 27,420	$ 30,515	$ 50,504	98,094
Total comprehensive income	11,117	27,739	30,522	50,574
Consolidated Statements of Cash Flows
Net income	$ 11,121	27,420	30,515	50,504	$ 98,094
Net cash provided by operating activities			39,043	67,630
Payments for vessels under construction			(84,665)	(124,991)
Net cash used in investing activities			$ (89,446)	(125,874)
As Reported [Member]
Consolidated Statements of Income
Net income		$ 26,315		$ 48,344
Basic earnings per share		$ 0.48		$ 0.87
Diluted earnings per share		$ 0.47		$ 0.87
Consolidated Statements of Comprehensive Income
Net income		$ 26,315		$ 48,344
Total comprehensive income		26,634		48,414
Consolidated Statements of Cash Flows
Net income		26,315		48,344
Net cash provided by operating activities				65,470
Payments for vessels under construction				(122,831)
Net cash used in investing activities				(123,714)
Adjustment [Member]
Consolidated Statements of Income
Net income		$ 1,105		$ 2,160
Basic earnings per share		$ 0.02		$ 0.04
Diluted earnings per share		$ 0.02		$ 0.04
Consolidated Statements of Comprehensive Income
Net income		$ 1,105		$ 2,160
Total comprehensive income		1,105		2,160
Consolidated Statements of Cash Flows
Net income		$ 1,105		2,160
Net cash provided by operating activities				2,160
Payments for vessels under construction				(2,160)
Net cash used in investing activities				$ (2,160)